Employee Benefits - Summary of Fair Value of Company's Pension Plan Assets (Detail) - Pension benefits [Member]	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	6.50%	6.00%
Deposits with Insurance companies	23.10%	23.60%
Total	100.00%	100.00%
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	66.90%	68.40%
Equity instruments (quoted)	2.60%	1.70%
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of fair value of plan assets [line items]
Debt instruments	0.90%	0.30%